CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 496,669	₽ 457,668	₽ 425,433
Sales of goods	45,080	70,253	64,398
Revenue	541,749	527,921	489,831
Cost of services	151,780	132,613	121,317
Cost of goods	41,153	67,274	59,572
Selling, general and administrative expenses	109,401	96,035	87,802
Depreciation and amortization	114,393	110,962	100,143
Share of the profit of operating associates and joint ventures	(4,596)	(5,565)	(5,048)
Impairment of non-current assets	489	(10)	2,023
Expected credit losses	26,366	13,001	11,912
Other operating income	(6,674)	(4,394)	(493)
Operating profit	109,437	118,005	112,603
Finance income	(1,774)	(2,518)	(3,437)
Finance costs	58,378	41,342	42,078
Share of the profit of non-operating associates and joint ventures	(209)	(181)	(273)
Other non-operating expenses/(income)	3,041	525	(3,097)
Profit before tax	50,001	78,837	77,332
Income tax expense	13,648	15,360	16,055
Profit for the year from continuing operations	36,353	63,477	61,277
Loss/(Profit) from discontinued operations	2,918	(792)	(796)
Profit for the year	33,435	64,269	62,073
Profit for the year attributable to:
Owners of the Company	32,574	63,473	61,412
Non-controlling interests	₽ 861	₽ 796	₽ 661
Earnings per share from continuing operations (basic), Russian Rubles:	₽ 21.13	₽ 37.02	₽ 34.43
Earnings per share from continued operations (diluted), Russian Rubles:	20.81	36.83	34.41
Earnings per share from discontinued operations (basic), Russian Rubles:	(1.74)	0.47	0.45
Earnings per share from discontinued operations (diluted), Russian Rubles:	(1.71)	0.47	0.45
Earnings per share (basic), Russian Rubles:	19.39	37.49	34.88
Earnings per share (diluted), Russian Rubles:	₽ 19.10	₽ 37.30	₽ 34.86